NOTE 14 - Convertible loan: Schedule of Convertible Loan Carrying Amount and Amount to be paid at Maturity (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Loan C
Schedule of Convertible Loan Carrying Amount and Amount to be paid at Maturity
Convertible loan C	As of Maturity Date	As of December 31, 2023
Carrying amount	-	4,303
Amount to be paid at maturity date (principal + accrued interest)	-	3,638